Variable Interest Entity	12 Months Ended
Dec. 31, 2024
Variable Interest Entity [Abstract]
VARIABLE INTEREST ENTITY

13. VARIABLE INTEREST ENTITY

The Company consolidates VIEs in which the Group has a variable interest and is determined to be the primary beneficiary. This determination is based on whether the Group has a variable interest (or combination of variable interests) that provides the Company with (a) the power to direct the activities that most significantly impact the VIE’s economic performance and (b) the obligation to absorb losses or right to receive benefits that could be potentially significant to the VIE. The Group continually reassesses whether it is the primary beneficiary of a VIE throughout the entire period the Group is involved with the VIE.

On December 30, 2021, three of the Group’s subsidiaries, Libra Sciences Limited (“Libra”, formerly known as Aptorum Pharmaceutical Development Limited), Mios Pharmaceuticals Limited (“Mios”) and Scipio Life Sciences Limited (“Scipio”), issued Class A and Class B ordinary shares to various parties; for each such entity, each Class A ordinary share is entitled to 1 vote and 1 share of economic benefit of the respective company, while each Class B ordinary share is entitled to 10 votes and 0.001 share of economic benefit of the respective company. Following such share issuances, the Group lost its majority voting rights in each of these three companies and only holds 48.33%, 48.39% and 48.36% economic interest in Libra, Mios and Scipio, respectively. However, the Group still holds a majority of each of these three company’s outstanding Class A ordinary shares and therefore will absorb/receive portions of these subsidiaries’ expected losses or residual returns. In addition, none of these three companies have sufficient equity to sustain its own activities, and they have two classes of ordinary shares which have different rights, benefits and obligations. We determined that all these three companies are variable interest entities (“VIE”). On December 31, 2021, Libra, Mios and Scipio further issued Class A ordinary shares to the Group in exchange of certain projects licenses. Upon these share issuances, the Group was holding 97.27% economic interest and 31.51% voting power in Libra, 97.93% economic interest and 36.17% voting power in Mios, and 97.93% economic interest and 35.06% voting power in Scipio, respectively.

We have considered each of these entity’s Memorandum and Article of Association and their respective board of directors (the sole director of each of Mios and Scipio is an executive director of the Group), and determined that we have the power to manage and make decisions that affect Mios and Scipio’s research and development activities, which activities most significantly impact Mios and Scipio’s economic performance. However, we do not have such power over Libra’s research and development activities, which activities most significantly impact Libra’s economic performance. Accordingly, we determined that we are the primary beneficiary of Mios and Scipio, but not the primary beneficiary of Libra.

In November 2024, the Group acquired 10,000 Class A Ordinary Shares and 5,850,000 Class B Ordinary Shares of Scipio, achieving control over the entity. As a result of this acquisition, Scipio is no longer classified as a VIE under the Group and it became a subsidiary under the Group.

In October 2024, Mios was dissolved and ceased operation and it was deemed disposed by the Group.

The following tables summarize the aggregate carrying value of VIEs’ assets and liabilities in the consolidated balance sheets that are consolidated:

	Assets	Liabilities	Net Assets
December 31, 2024
Total	$-	$-	$-
December 31, 2023
Total	$24,352	$3,558	$20,794

As of December 31, 2024 and 2023, the aggregate carrying value of assets and liabilities in the Group’s consolidated balance sheets that relate to the VIE in which the Group holds a variable interest but is not the primary beneficiary were $nil and $nil respectively.

The Group’s maximum exposure to loss from its involvement with unconsolidated VIE represents the estimated loss that would be incurred if the VIE is liquidated, so that the fair value of the equity investment in VIE is zero and the amounts due from the VIE have to be fully impaired.